TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 333	$ 339
Prepaids and others	82	114
Other short-term receivables	104	109
Current portion of contract asset	47	45
Trade receivables and other current assets, net	$ 566	$ 607